Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the financial statements.

On December 27, 2024, the Company received $52,166 from Allrites. These advances are non-interest bearing and payable the earlier of the closing of the merger or the date for mandatory liquidation.

From January to March 2025, the Company deposited four tranches of $5,000, for an aggregated of $20,000, into the Company’s Trust Account for its public shareholders, allowing the Company to extend the date by which the Company must consummate an initial business combination to March 18, 2025.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Subsequent Events

Note 14 — Subsequent Events

The Company has evaluated and recognized or disclosed subsequent events, as appropriate, from the balance sheet date through October 1, 2024, the date the condensed consolidated financial statements were available to be issued.

During August 2024, the Company has secured additional fundraising of $1.5 million by way of issuing convertible promissory notes that are expected to convert at the completion of the Business Combination. As a part of this agreement, the Company has the right to increase its debt by $300,000 worth of Warrants based on the exercise price, as defined within the agreement, with each warrant carrying the right to subscribe for one (1) Series A1 Preferred Share, or the same type of shares issued to such noteholders (i.e. Warrant Shares) post the completion of the Business Combination.

Note 15 — Subsequent Events

The Company has evaluated and recognized or disclosed subsequent events, as appropriate, from the balance sheet date through September 4, 2024, the date the consolidated financial statements were available to be issued.

During June 2024, the Company has secured fundraising of $3.4 million by way of issuing convertible promissory notes that are expected to convert at the completion of the Business Combination.

During August 2024, the Company has secured additional fundraising of $1.5 million by way of issuing convertible promissory notes that are expected to convert at the completion of the Business Combination.